Note 2 - Business Combinations	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Business Combination Disclosure [Text Block]

2. BUSINESS COMBINATIONS

On April 30, 2022, (the “Acquisition Date”), the Company acquired certain assets and liabilities of Plateplus, Inc. (“Plateplus”), a wholly owned subsidiary of Metal One, Inc. (“Metal One” or “Seller”), whereby the Company acquired the real estate, buildings, equipment, inventory, and other assets of Plateplus’ East Chicago, IN and Granite City, IL facilities and certain steel inventory at Plateplus’ Loudon, TN and Houston, TX facilities (the “Transaction”). The East Chicago and Granite City facilities are steel coil processing facilities that produce the same type of products as the Company's facilities in Hickman, AR; Decatur, AL and  Sinton, TX. As a result of the Transaction, the Company expanded its footprint and distribution capabilities in the mid-western United States.

The Transaction resulted in the Company acquiring the assets noted above, for a total consideration of $76.5 million, of which $71.7 million was cash consideration and $4.8 million related to 516,041 shares of the Company's common stock issued to the Seller. The fair value of the 516,041 shares issued was determined based on the closing market price of the Company’s common stock on April 29, 2022, the last trading day prior to the Acquisition Date. At the Acquisition Date, the Transaction was funded with net borrowings of $64.0 million made under the Company's asset-based lending facility ("ABL Facility") provided by JPMorgan Chase Bank. An additional $7.9 million was funded by the ABL Facility during the quarter ended September 30, 2022 to pay the final net working capital adjustment.

The Transaction was accounted for using the acquisition method of accounting, in accordance with Topic 805, Business Combinations, whereby the consideration transferred and the acquired identifiable assets and liabilities assumed are recorded at their respective fair values. The excess of the consideration transferred over the fair values of these identifiable net assets is recorded as goodwill. The Transaction resulted in no residual goodwill.

Fair value of assets acquired and liabilities assumed (in thousands)
Inventory	$77,546
Property, plant and equipment	18,022
Operating lease right-of-use asset	1,237
Accounts payable	(19,065)
Operating lease liability	(1,237)
Total	$76,503

The following unaudited pro forma consolidated operating results (in thousands) give effect to the Transaction as if it had been completed as of April 1, 2021. These pro forma amounts are not necessarily indicative of the operating results that would have occurred if the Transaction had occurred on such date. The pro forma adjustments are based on certain assumptions that we believe are reasonable.

	Year Ended March 31,
	2023	2022
Net sales	$566,942	$535,895
Earnings from operations	$20,793	$17,862

Our consolidated statement of operations for fiscal 2023 includes net sales of approximately $237.6 million and earnings from operations of approximately $19.0 million attributable to the East Chicago and Granite City facilities acquired from Plateplus. At the Acquisition Date, the Company acquired the inventory on hand at Plateplus' Houston and Loudon facilities and also assumed inventory on order related to these locations. Plateplus provided toll processing services for this material for a period of time following the Acquisition Date with these services having concluded by August 31, 2022. In addition to the East Chicago and Granite City sales and earnings from operations, our consolidated statement of operations for fiscal 2023 includes net sales of approximately $43.4 million and earnings from operations of approximately $0.3 million attributable to sales of inventory from Houston and Loudon where the fixed assets were not acquired. For fiscal 2023, the Company recorded transaction specific costs of approximately $1.2 million as a component of "Selling, general and administrative" expenses on the consolidated statement of operations. Information about the debt issuance costs associated with the acquisition financing is provided in Note 4.